Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Amortized on a straight-line basis	10 years		10 years		10 years
Services and delivering materials			$ 11,866,384
Revenue	$ 1,612,519	$ 262,992	2,093,254	$ 295,392	$ 918,554	$ 193,339
Interest and penalties			0		0
Materials [Member]
Summary of Significant Accounting Policies [Line Items]
Government contracts			2		1,323,237
Government Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	1,461,524		1,892,259		853,798
Revenue from remaining performance obligations	10,664,948		10,664,948		690,825
Purposes or Development [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 150,995		$ 200,995
Sampling Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 64,756